Bingham McCutchen
One Federal Street
Boston, MA 02110-1726

February 15, 2013

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C.  20549

Re:          Pioneer Value Fund
(2-32773; 811-01835)/Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of our client, Pioneer Value Fund, a Delaware statutory trust (the "Fund"), we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), a preliminary copy of the:

-           Letter to Shareholders,
-           Notice of Meeting,
-           Proxy Statement, and
-           Form of Proxy Card

to be used in connection with the Special Meeting of Shareholders of the Fund, to be held on April 23, 2013.  In compliance with Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be first given or sent to shareholders on or about March 1, 2013.

Please call the undersigned at (617) 951-8458 or Toby Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,
/s/Jeremy Kantrowitz
Jeremy Kantrowitz